Concentration of credit risk (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Exposure to credit risk

$ millions, as at October 31				2023				2022
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (1)(2)(3)	$604,145	$239,201	$91,951	$935,297	$603,210	$209,824	$82,937	$895,971
Off-balance sheet
Credit-related arrangements
Financial institutions	$63,541	$28,379	$14,978	$106,898	$59,480	$22,201	$12,797	$94,478
Governments	12,444	82	8,415	20,941	11,354	24	6,280	17,658
Retail	189,006	1,072	511	190,589	178,863	997	492	180,352
Corporate	79,469	44,886	12,457	136,812	78,372	40,036	10,614	129,022
	$344,460	$74,419	$36,361	$455,240	$328,069	$63,258	$30,183	$421,510

(1)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(2)	Includes Canadian currency of $573.1 billion (2022: $572.3 billion) and foreign currencies of $362.2 billion (2022: $323.7 billion).
(3)
No industry or foreign jurisdiction accounted for 10% or more of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for 15% as at October 31, 2023 (2022: 15%) and the real estate and construction industry, which across all jurisdictions accounted for 11% as at October 31, 2023 (2022: 10%). Canadian residential mortgages accounted for 50% as at October 31, 2023 (2022: 50%) of loans and acceptances net of allowance for credit losses.